UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                             Form 13F

                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 30 JUNE 2006

Check here if Amendment [?];        Amendment Number: 1
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      ValueAct Capital (VA Partners, LLC)
           -----------------------------------------------------
           435 Pacific Avenue, Fourth Floor
           -----------------------------------------------------
           San Francisco, CA  94133
           -----------------------------------------------------

Form 13F File Number: 28-10080

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       George F. Hamel, Jr.
Title:      Managing Member
Phone:      415-362-3700

Signature, Place, and Date of Signing:

/s/ George F. Hamel, Jr.   San Francisco, CA     August 14, 2008
------------------         -----------------     ----------------
[Signature]                  [City, State]            [Date]

***From June 30, 2006 forward, VA Partners, LLC's future Holdings Reports will be filed under ValueAct Capital Management, L.P. (CIK #: 0001351069).

Report Type:
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                             ---------------
Form 13F Information Table Entry Total:       27
                                             ---------------
Form 13F Information Table Value Total:       $3,255,737
                                              --------------
                                              (thousands)

List of Other Included Managers:

NONE

VA Partners, LLC


                                      FORM 13F INFORMATION TABLE                                                Voting Authority
                                                                                                             ----------------------
                                                      Value      Shares/     Sh/  Put/   Invstmt  Other
Name of Issuer            Title of Class  CUSIP     (x$1000)     Prn Amt     Prn  Call   Dscretn  Managers    Sole    Shared  None
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
3Com Corp.                     COM       885535104    57,912   11,310,971     Sh           Sole      N/A    11,310,971
-----------------------------------------------------------------------------------------------------------------------------------
Acxiom Corp.                   COM       005125109   258,133   10,325,355     Sh           Sole      N/A    10,325,355
-----------------------------------------------------------------------------------------------------------------------------------
Adesa Inc.                     COM       00686U104    75,122    3,377,800     Sh           Sole      N/A     3,377,800
-----------------------------------------------------------------------------------------------------------------------------------
Avaya Inc.                     COM       053499109   272,315   23,845,500     Sh           Sole      N/A    23,845,500
-----------------------------------------------------------------------------------------------------------------------------------
Catalina Marketing Corp.       COM       148867104   206,224    7,246,100     Sh           Sole      N/A     7,246,100
-----------------------------------------------------------------------------------------------------------------------------------
Gartner Group, Inc.            COM       366651107   264,569   18,631,646     Sh           Sole      N/A    18,631,646
-----------------------------------------------------------------------------------------------------------------------------------
Gevity HR, Inc.                COM       374393106    66,945    2,521,500     Sh           Sole      N/A     2,521,500
-----------------------------------------------------------------------------------------------------------------------------------
Hanover Compressor Co.         COM       410768105   176,229    9,383,900     Sh           Sole      N/A     9,383,900
-----------------------------------------------------------------------------------------------------------------------------------
Mentor Corp                    COM       587188103    87,962    2,022,133     Sh           Sole      N/A     2,022,133
-----------------------------------------------------------------------------------------------------------------------------------
MDS, Inc.                      COM       55269P302   201,976   11,073,300     Sh           Sole      N/A    11,073,300
-----------------------------------------------------------------------------------------------------------------------------------
MSC Software Corp              COM       553531104    61,442    3,432,526     Sh           Sole      N/A     3,432,526
-----------------------------------------------------------------------------------------------------------------------------------
Per-Se Technologies            COM       713569309   137,791    5,472,272     Sh           Sole      N/A     5,472,272
-----------------------------------------------------------------------------------------------------------------------------------
PRA International              COM       69353C101    50,505    2,267,857     Sh           Sole      N/A     2,267,857
-----------------------------------------------------------------------------------------------------------------------------------
Regis Corp.                    COM       758932107    37,418    1,050,800     Sh           Sole      N/A     1,050,800
-----------------------------------------------------------------------------------------------------------------------------------
Reuters Group PLC Ord          COM         0236913   311,374   43,756,000     Sh           Sole      N/A    43,756,000
-----------------------------------------------------------------------------------------------------------------------------------
Reynolds & Reynolds Co CL A    COM       761695105   243,482    7,938,800     Sh           Sole      N/A     7,938,800
-----------------------------------------------------------------------------------------------------------------------------------
Seitel Inc.                    COM       816074405   182,276   51,201,346     Sh           Sole      N/A    51,201,346
-----------------------------------------------------------------------------------------------------------------------------------
Seitel Inc.                    WTS       SELAW4140    42,706   15,037,568     Sh           Sole      N/A    15,037,568
-----------------------------------------------------------------------------------------------------------------------------------
Sensient Technologies Corp.    COM       81725T100    20,910    1,000,000     Sh           Sole      N/A     1,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Sirva, Inc.                    COM       82967Y104    43,147    6,668,900     Sh           Sole      N/A     6,668,900
-----------------------------------------------------------------------------------------------------------------------------------
Snap On Tools Corp.            COM       833034101   132,213    3,271,000     Sh           Sole      N/A     3,271,000
-----------------------------------------------------------------------------------------------------------------------------------
Solexa, Inc.                   COM       83420X105    17,899    2,105,770     Sh           Sole      N/A     2,105,770
-----------------------------------------------------------------------------------------------------------------------------------
Solexa, Inc.                   WTS       834991150     3,362    1,018,270     Sh           Sole      N/A     1,018,270
-----------------------------------------------------------------------------------------------------------------------------------
TriZetto Group, Inc.           COM       896882107    46,026    3,112,000     Sh           Sole      N/A     3,112,000
-----------------------------------------------------------------------------------------------------------------------------------
U.S.I. Holdings Corp.          COM       90333H101    71,788    5,353,375     Sh           Sole      N/A     5,353,375
-----------------------------------------------------------------------------------------------------------------------------------
Valeant Pharmaceuticals Intl   COM       91911X104   139,845    8,265,100     Sh           Sole      N/A     8,265,100
-----------------------------------------------------------------------------------------------------------------------------------
Williams Scotsman Intl Inc.    COM       96950G102    46,152    2,113,204     Sh           Sole      N/A     2,113,204
-----------------------------------------------------------------------------------------------------------------------------------